Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Trade and other payables

16. Trade and other payables

Trade and other payables consist of the following:

		Consolidated Group
	Note	2024 A$	2023 A$
Trade payables		509,781	773,917
Sundry payables		580,274	1,280,210
Deferred consideration	(a)	162,448	453,446
		1,252,503	2,507,573

(a)	Relates to the balance of consideration due from the acquisition of further technologies from Jimmy Kelley Digital.

All amounts are short term. The carrying values of trade payables is considered to be a reasonable approximation of fair value.